Employee Retirement Benefit	12 Months Ended
Dec. 31, 2016
Employee Retirement Benefit [Abstract]
EMPLOYEE RETIREMENT BENEFIT

13. EMPLOYEE RETIREMENT BENEFIT

The Company has made employee benefit contribution in accordance with Chinese relevant regulations, including retirement insurance, unemployment insurance, medical insurance, work injury insurance and birth insurance. The Company recorded the contribution in the salary and employee charges when incurred. The contributions made by the Company were $125,027 and $64,005, respectively for the years ended December 31, 2016 and 2015.